CONDENSED COMBINED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 6,410,000	$ 7,319,365
Revenue receivable	54,324,000	32,697,000
Advances to operators	26,230,000	37,150,000
Prepaid expenses		70,000
Other assets	4,098,000	70,000
Other Receivable		469,000
Derivative assets	4,376,000
Contributions receivable	10,000	94,000
Total current assets	95,448,000	77,799,000
Property and equipment:
Oil and gas properties, successful efforts method	550,163,000	376,657,000
Accumulated depletion	(168,302,000)	(98,265,958)
Total property and equipment, net	381,861,000	278,391,448
Long-term assets:
Derivative assets	812,000
Total long-term assets	812,000
TOTAL ASSETS	478,121,000	356,189,534
Current liabilities:
Accrued expenses	20,595,000	6,640,000
Derivative liabilities	3,941,000	3,952,787
Credit facilities		29,938,000
Total current liabilities	24,536,000	40,531,000
Long-term liabilities:
Derivative liabilities		400,285
Asset retirement obligations	2,243,000	963,428
Total long-term liabilities	2,243,000	1,363,000
Total Liabilities	26,779,000	41,894,000
Commitments and contingencies
Partners' capital:
General partner	41,614,000	15,462,283
Limited partners	409,728,000	298,834,000
Total partners' capital	451,342,000	314,295,688
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 478,121,000	$ 356,189,534